ARIZONA TAX FREE FUND

                          ARIZONA INSURED TAX FREE FUND


                                  ANNUAL REPORT


                             Dated December 31, 1995



Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.

Voyageur ARIZONA Tax Free Fund          Voyageur MINNESOTA Tax Free Fund
Voyageur CALIFORNIA Tax Free Fund       Voyageur NATIONAL Tax Free Fund
Voyageur COLORADO Tax Free Fund         Voyageur NEW MEXICO Tax Free Fund
Voyageur FLORIDA Tax Free Fund          Voyageur NORTH DAKOTA Tax Free Fund
Voyageur IDAHO Tax Free Fund            Voyageur UTAH Tax Free Fund
Voyageur IOWA Tax Free Fund             Voyageur WISCONSIN Tax Free Fund
Voyageur KANSAS Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

Voyageur ARIZONA Insured                Voyageur MISSOURI Insured
  Tax Free Fund                           Tax Free Fund
Voyageur CALIFORNIA Insured             Voyageur NATIONAL Insured
  Tax Free Fund                           Tax Free Fund
Voyageur FLORIDA                        Voyageur OREGON
  Tax Free Fund                           Tax Free Fund
Voyageur MINNESOTA Insured Fund         Voyageur WASHINGTON
                                          Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited
Voyageur MINNESOTA Limited Term Tax Free Fund           Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

Voyageur AGGRESSIVE GROWTH Fund       Voyageur GROWTH Stock Fund
Voyageur GROWTH AND INCOME Fund       Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

Voyageur CALIFORNIA MUNICIPAL CASH Series   Voyageur MUNICIPAL CASH Series
Voyageur FLORIDA MUNICIPAL CASH Series      Voyageur OHIO MUNICIPAL CASH Series
Voyageur GOVERNMENT CASH Series             Voyageur PRIME CASH Series
Voyageur MINNESOTA MUNICIPAL CASH Series    Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).


Dear Shareholder:

1995 was an excellent year for municipal bond fund investors and I am pleased to report that your Funds did extremely well.

As you may recall, the previous year, 1994, represented one of the most difficult years for fixed income investors since the 1920s. Voyageur's investment strategy, however, emphasizes total return over the long term. Shareholders who maintained a long term outlook through 1994 are to be congratulated for their patience. This patience was rewarded in 1995.

Two of the major factors contributing to the resurgence of the municipal bond market this past year were:

* Progressively lower interest rates throughout the year. (Falling interest rates directly increases the value of your Fund's portfolio, and hence, your shares.)

* A narrowing "spread" between yields on higher quality bonds versus lower quality bonds. (Your Funds benefited from maintaining a large position in quality bonds.)

In the following pages, Drew McCullagh, the Funds' portfolio manager, will elaborate on these and other points of interest regarding the municipal bond market in 1995 and will also share Voyageur's economic outlook for the next fiscal year.

Finally, I'd like to apprise you of the amount of capital appreciation and current income generated by the Funds on your behalf in 1995.

VOYAGEUR ARIZONA TAX FREE FUND
                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                              $10.00*             $10.75        $0.55           $6,225
   Class B Shares                               10.30**             10.74         0.35            1,629
   Class C Shares                               10.20***            10.76         0.39               27
_________________________________
  * Net asset value at March 2, 1995 (commencement of operations)
 ** Net asset value at June 29, 1995 (commencement of operations)
*** Net asset value at May 13, 1995 (commencement of operations)

VOYAGEUR ARIZONA INSURED TAX FREE FUND
                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                               $9.86              $11.15        $0.56         $238,114
   Class B Shares                               10.44*              11.14         0.37            2,048
   Class C Shares                                9.86               11.15         0.47              541
_________________________________
*Net asset value at March 10, 1995 (commencement of operations)

I will be reporting to you again in August, 1996 to review the first half of the coming year. In the interim, if you have any questions or comments about your Funds, please call Voyageur's Shareholder Services Department at (800)545- 3863 or your financial advisor.

Thank you for investing with Voyageur.

Sincerely,


John G. Taft
President
Voyageur Arizona Tax Free Fund
Voyageur Arizona Insured Tax Free Fund


FUND INVESTMENT OBJECTIVES AND STRATEGIES

The primary objective of the Voyageur Arizona Tax Free Fund is to seek as high a level of current income free from both federal income taxes and state income taxes as is consistent with preservation of capital.

The primary objective of the Voyageur Arizona Insured Tax Free Fund is to seek as high a level of current income free from both federal income taxes and state income taxes as is consistent with preservation of capital, with the added safety of an insured portfolio. The Voyageur Arizona Insured Tax Free Fund adopted a modification of an investment policy which will permit this Fund to retain insured municipal bonds in its portfolio the rating of which is not lower than AA by Standard & Poor's Ratings Service or Aa by Moody's Investor Service so long as such AA or Aa insured municipal bonds do not exceed 35% of the Fund's total assets. Such bonds must still have a AAA or Aaa rating at the time of initial investment by the Fund.

The Arizona Tax Free Fund generally invests in long-term investment grade municipal bonds; the Arizona Insured Tax Free Fund generally invests in long-term insured municipal bonds. The distributions from each Fund are generally exempt from federal income tax and Arizona state income tax.

DISCUSSION OF FUND PERFORMANCE
by Andrew M. McCullagh, Jr.

MR. MCCULLAGH IS THE PORTFOLIO MANAGER OF THE VOYAGEUR ARIZONA TAX FREE FUNDS AS WELL AS A SENIOR VICE PRESIDENT FOR VOYAGEUR FUND MANAGERS. HE HAS MANAGED THE FUNDS SINCE THEIR INCEPTIONS.

We are pleased to report the 1995 performance results of the Voyageur Arizona Tax Free Funds for the fiscal year ending December 31, 1995. The Voyageur Arizona Insured Fund's Class 'A' and 'C' shares have been in operation for the entire fiscal year. The Voyageur Arizona Tax Free Fund's Class 'A', 'B', and 'C' shares commenced in 1995.

* The Voyageur Arizona Insured Fund achieved a total return of +19.10% in 1995 for Class 'A' shares (assuming purchase at net asset value and reinvestment of dividends and capital gains). Class 'C' shares achieved a +18.10% total return.

* The Voyageur Arizona Tax Free Fund achieved a total return of +13.27% for Class 'A' shares since the Fund's commencement (assuming purchase at net asset value and reinvestment of dividends and capital gains).

For information pertaining to total returns, relative performance, and inception dates for other share classes, as well as information about the Funds' performance over additional timeframes and including the effect of sales charges, please refer to the charts on pages 8 and 9.

FACTORS AFFECTING FUND PERFORMANCE IN 1995

As discussed in John Taft's introduction, a general downward trend in prevailing interest rates had a positive impact on the net asset value of Fund shares in 1995. The Voyageur Arizona Insured Tax Free Fund had relative performance for the fiscal year that beat the average return of all Arizona municipal bond funds according to Lipper Analytical Services. As a group, these 31 funds achieved an average one year total return of +17.52%. The Voyageur Arizona Insured Tax Free Fund's performance bested this figure by over 1.5%. According to Lipper, the Voyageur Arizona Insured Tax Free Fund (Class 'A' shares) was ranked #4 of 31 Arizona municipal bond funds for one year total return. Keep in mind, however, that past performance does not guarantee future results. (Once again, please refer to the charts on pages 8 and 9 for additional performance information.)

The Funds were able to capture significant capital appreciation through duration management. Longer duration funds experience wider fluctuations in market prices than shorter duration funds. For example, early in 1995, the duration of the Voyageur Arizona Insured Tax Free Fund was over 11 years which allowed for a significant increase in net asset value. After having captured this market rally, the duration of the Fund was systematically reduced, closing the year at approximated 7.3 years. As of December 31, 1995, the duration for the Voyageur Arizona Tax Free Fund was 8.2 years.

The Funds also benefited from relative changes in value between high quality bonds and lower quality bonds. As interest rate spreads between these two classes of municipal bonds narrowed, high quality bonds (which had been dramatically oversold during the 1994 bear market) gained significant relative value. The Voyageur Arizona Insured Tax Free Fund is comprised exclusively of bonds rated Aaa and/or AAA by Moody's Investors Service and/or Standard & Poor's Ratings Service. 74% of the Voyageur Arizona Tax Free Fund's portfolio was comprised of bonds rated Aaa/AAA, and 100% of the Fund's portfolio was held in investment grade securities. As you can see, throughout 1995, asset quality remained high in the Voyageur Arizona Tax Free Funds.


OUTLOOK FOR 1996

Our outlook for the Arizona municipal bond market remains bullish. However, we do not anticipate as significant levels of total return in the upcoming year as was achieved in 1995.

Our 1996 economic outlook calls for:

* CONTINUED LOW RATES OF INFLATION. We expect a Consumer Price Index (CPI) increase of from 2.5% to 2.8%.

* SLOWING OF ECONOMIC GROWTH. In 1995, U.S. Gross Domestic Product (GDP) climbed about 3%. Voyageur's 1996 projection for GDP calls for an increase of about 2.4%.

* STABLE TO SLIGHTLY DECLINING INTEREST RATES. During 1995, the Federal Reserve Board encouraged lower interest rates by reducing the Federal Funds Rate by a total of .5%. (Rates were subsequently lowered by an additional .25% in February 1996.) We expect further reductions of .5% to .75%, which will likely occur well in advance of the November elections.

In conclusion, Voyageur believes the municipal bond market will have a good year in 1996. However, we advise against expectations of total return levels achieved in 1995.

PURSUANT  TO RULE  232.304(a)  OF  REGULATION  S-T THE  FOLLOWING  IS A  TABULAR
REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR ARIZONA TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF
$10,000  MADE ON THE DATE THE FUND  COMMENCED  OPERATIONS  THROUGH  DECEMBER 31,
1995.

         ENDING VALUE  ENDING VALUE    ENDING VALUE
          WITH SALES   WITHOUT SALES    LEHMAN BROS.
DATE       CHARGE        CHARGE         BOND INDEX
----       ------        ------         ----------
Mar-95     9525           10000           10000
Mar-95     9603.66        10082.59        10110.3
Apr-95     9618.9         10098.58        10108.28
May-95    10010.08        10509.28        10489.36
Jun-95     9872.32        10364.64        10327.83
Jul-95     9900           10393.7         10381.53
Aug-95    10045.5         10546.46        10523.76
Sep-95    10220.8         10730.5         10606.9
Oct-95    10495.37        11018.76        10832.82
Nov-95    10682.25        11214.96        11072.23
Dec-95    10788.62        11326.64        11227.24

                         VOYAGEUR ARIZONA TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS A SHARES)
                                ----------------

                                                    SINCE
                                                  3/2/95**
                                                  --------
               Without Sales Charge                13.27%
               With Sales Charge*                  7.89%
               Lehman Bros. 20                     12.27%
               Year Municipal
               Bond Index


                         VOYAGEUR ARIZONA TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS B SHARES)
                                ----------------

                                                 SINCE
                                               6/29/95**
                                               ---------
               Without Contingent
               Deferred Sales Charge             7.74%

               With Contingent                   3.74%
               Deferred Sales Charge***


                         VOYAGEUR ARIZONA TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS C SHARES)
                                ----------------

                SINCE
                5/13/95**
                ---------
                9.43%

  * Average annual total returns include the maximum 4.75% sales charge. ** Commencement of operations.
*** Assumes redemption on December 31, 1995.

PURSUANT TO RULE 232.304(a) OF REGULATION S-T THE FOLLOWING IS A TABULAR REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR ARIZONA INSURED TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF $10,000 MADE ON THE DATE THE FUND COMMENCED OPERATIONS THROUGH DECEMBER 31, 1995.

         ENDING VALUE   ENDING VALUE   ENDING VALUE
          WITH SALES    WITHOUT SALES   LEHMAN BROS.
DATE       CHARGE         CHARGE        BOND INDEX
----       ------         ------        ----------
Apr-91     9525           10000           10000
Apr-91     9617.89        10097.53        10137
May-91     9751.43        10237.73        10236.34
Jun-91     9741.55        10227.34        10212.8
Jul-91     9866.92        10358.97        10340.46
Aug-91     9983.66        10481.53        10479.02
Sep-91    10189.35        10697.82        10619.44
Oct-91    10288.3         10801.7         10719.26
Nov-91    10337.4         10853.26        10734.27
Dec-91    10416.06        10935.84        10979.01
Dec-91    10474.79        10997.51        10979.01
Jan-92    10492.67        11016.27        11011.95
Feb-92    10488.78        11012.19        11008.64
Mar-92    10504.61        11028.82        11008.65
Apr-92    10581.99        11110.06        11105.52
May-92    10742.23        11278.29        11236.57
Jun-92    10914.56        11459.22        11438.83
Jul-92    11254.39        11816.01        11834.61
Aug-92    11083.42        11636.5         11686.68
Sep-92    11172.39        11729.91        11743.94
Oct-92    11092.09        11645.6         11608.89
Nov-92    11372.52        11940.03        11874.73
Dec-92    11450.6         12022.01        12002.98
Dec-92    11507.17        12081.41        12002.98
Jan-93    11609.13        12188.45        12136.21
Feb-93    11993.24        12591.72        12628.94
Mar-93    11997.69        12596.4         12476.13
Apr-93    12143.22        12749.2         12622.1
May-93    12179.98        12787.79        12704.14
Jun-93    12426.28        13046.38        12918.84
Jul-93    12508.12        13132.31        12945.97
Aug-93    12757.11        13393.72        13224.31
Sep-93    12828.34        13467.55        13379.04
Oct-93    12876.48        13518.09        13396.43
Nov-93    12720.52        13354.36        13270.5
Dec-93    12904.6         13547.62        13566.44
Dec-93    12962.05        13607.92        13566.44
Jan-94    13214.02        13872.45        13723.81
Feb-94    12869.08        13510.32        13340.91
Mar-94    12301.32        12914.27        12715.22
Apr-94    12172.59        12779.13        12844.92
May-94    12310.96        12924.39        12969.51
Jun-94    12238.41        12848.22        12873.54
Jul-94    12472.48        13093.96        13142.6
Aug-94    12494.41        13116.99        13159.68
Sep-94    12266.31        12877.52        12942.55
Oct-94    12001.05        12599.04        12679.81
Nov-94    11674.12        12255.82        12450.31
Dec-94    11943.75        12538.88        12755.34
Dec-94    12001.17        12599.17        12755.34
Jan-95    12412.4         13030.89        13178.82
Feb-95    12911.15        13554.49        13584.73
Mar-95    13041.88        13691.73        13735.52
Apr-95    13049.12        13699.33        13747.88
May-95    13466.53        14137.54        14211.18
Jun-95    13349.26        14014.43        14054.86
Jul-95    13419.92        14088.61        14167.3
Aug-95    13591.71        14268.96        14358.56
Sep-95    13751.43        14436.64        14457.63
Oct-95    13936.95        14631.4         14703.41
Nov-95    14172.14        14878.31        14968.07
Dec-95    14293.07        15005.26        15122.24

                     VOYAGEUR ARIZONA INSURED TAX FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                                (CLASS A SHARES)
                                ----------------

                                                  SINCE
                                          1 Year  4/1/91**
                                          ------  --------
               Without Sales Charge       19.10%   8.91%
               With Sales Charge*         13.44%   7.80%
               Lehman Bros. Long Insured  18.56%  9.10%
               Minicipal Bond Index

                     VOYAGEUR ARIZONA INSURED TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS B SHARES)
                                ----------------

                                                  SINCE
                                                  3/10/95**
                                                  ---------
               Without Contingent                  10.36%
               Deferred Sales Charge
               With Contingent                     6.36%
               Deferred Sales Charge***

                     VOYAGEUR ARIZONA INSURED TAX FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                                (CLASS C SHARES)
                                ----------------

                         SINCE
                1 Year   5/26/94**
                ------   ---------
                18.10%   8.96%

  * Average annual total returns include the maximum 4.75% sales charge. ** Commencement of operations.
*** Assumes redemption on December 31, 1995.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Voyageur Mutual Funds, Inc.
Voyageur Insured Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Voyageur Arizona Tax Free Fund (a fund within Voyageur Mutual Funds, Inc.) and Voyageur Arizona Insured Tax Free Fund (a fund within Voyageur Insured Funds, Inc.) as of December 31, 1995, and the related statements of operations for the period from March 2, 1995, commencement of operations, to December 31, 1995 for Voyageur Arizona Tax Free Fund and for the year ended December 31, 1995 for Voyageur Arizona Insured Tax Free Fund, the statements of changes in net assets for the period from March 2, 1995 to December 31, 1995 for Voyageur Arizona Tax Free Fund and for each of the years in the two-year period ended December 31, 1995 for Voyageur Arizona Insured Tax Free Fund and the financial highlights for the period from March 2, 1995 to December 31, 1995 for Voyageur Arizona Tax Free Fund and for each of the years in the four-year period ended December 31, 1995 and the period from April 1, 1991, commencement of operations, to December 31, 1991 for Voyaguer Arizona Insured Tax Free Fund. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Voyageur Arizona Tax Free Fund and Voyageur Arizona Insured Tax Free Fund at December 31, 1995 and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 9, 1996

THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                                                       DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------
                                                                            VOYAGEUR             VOYAGEUR
                                                                             ARIZONA              ARIZONA
                                                                            TAX FREE              INSURED
                                                                              FUND            TAX FREE FUND
       ASSETS                                                             ----------           ------------
Investments in securities, at market value (note 1)
   (identified cost: $7,557,641 and $223,725,688, respectively)...        $7,814,635           $235,308,171
Cash in bank on demand deposit....................................                76                     18
Accrued interest receivable.......................................           176,137              6,418,416
Receivable for Fund shares sold...................................                --                128,843
Organizational costs (note 1).....................................                --                    989
                                                                         -----------           ------------
   Total assets...................................................         7,990,848            241,856,437
                                                                         -----------           ------------

       LIABILITIES
Dividends payable to shareholders.................................            95,501                963,679
Payable for Fund shares redeemed..................................                --                137,670
Distribution fees payable.........................................             4,998                  9,525
Other accrued expenses............................................             8,958                 43,019
                                                                         -----------           ------------
   Total liabilities..............................................           109,457              1,153,893
                                                                         -----------           ------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES.......................        $7,881,391           $240,702,544
                                                                          ==========           ============

Represented by:
   Capital Stock - $.01 par value (note 1)........................        $    7,330           $    215,839
   Additional paid-in capital.....................................         7,616,353            234,733,037
   Undistributed net investment income............................               714                    569
   Accumulated net realized loss on investments...................                --             (5,829,384)
   Unrealized appreciation of investments.........................           256,994             11,582,483
                                                                         -----------           ------------

     TOTAL NET ASSETS.............................................        $7,881,391           $240,702,544
                                                                          ==========           ============

Net assets applicable to outstanding Class A Shares...............        $6,225,483           $238,113,646
                                                                          ==========           ============
Net assets applicable to outstanding Class B Shares...............        $1,628,962           $  2,047,794
                                                                          ==========           ============
Net assets applicable to outstanding Class C Shares...............        $   26,946           $    541,104
                                                                          ==========           ============

SHARES  OUTSTANDING  AND NET ASSET  VALUE PER SHARE  Class A - Shares of Capital
   Stock outstanding:
     578,894 and 21,351,620, respectively (note 4)................            $10.75                 $11.15
                                                                              ======                 ======
   Class B - Shares of Capital Stock outstanding:
     151,607 and 183,744, respectively (note 4)...................            $10.74                 $11.14
                                                                              ======                 ======
   Class C - Shares of Capital Stock outstanding:
     2,505 and 48,524, respectively (note 4)......................            $10.76                 $11.15
                                                                              ======                 ======

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS                                                     PERIOD ENDED DECEMBER 31, 1995
-----------------------------------------------------------------------------------------------------------
                                                                           VOYAGEUR             VOYAGEUR
                                                                            ARIZONA             ARIZONA
                                                                           TAX FREE             INSURED
                                                                              FUND*          TAX FREE FUND
Investment income:                                                         --------          --------------
   Interest.......................................................         $163,327             $14,023,608
                                                                           --------             -----------

Expenses (note 3):
   Investment advisory and management fee.........................           14,301               1,223,121
   Dividend-disbursing, administrative and accounting services fees          15,541                 299,757
   Printing, postage and supplies.................................              959                  55,224
   Audit and accounting fees......................................            3,742                  21,230
   Legal fees.....................................................            1,040                   7,271
   Distribution fees - Class A....................................            6,184                 608,790
   Distribution fees - Class B....................................            3,765                   7,062
   Distribution fees - Class C....................................              121                   4,263
   Directors' fees................................................              638                  13,770
   Registration fees..............................................            1,966                   2,498
   Custodian fees.................................................            3,130                  47,208
   Amortization of organizational costs...........................               --                   3,451
   Other .........................................................            1,298                  28,041
                                                                           --------             -----------
     Total expenses...............................................           52,685               2,321,686
   Less:  Expenses waived or absorbed.............................          (35,975)               (645,136)
                                                                           --------             -----------
   Net expenses before earnings credits on uninvested cash........           16,710               1,676,550
   Less:  Earnings credits on uninvested cash.....................             (525)                (47,208)
                                                                           --------             -----------
     Total net expenses...........................................           16,185               1,629,342
                                                                           --------             -----------
     Investment income - net......................................          147,142              12,394,266
                                                                           --------             -----------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on security transactions (note 2).........           63,613              (4,354,009)
   Net change in unrealized appreciation or
     depreciation of investments..................................          256,994              34,718,495
                                                                           --------             -----------
       Net gain on investments....................................          320,607              30,364,486
                                                                           --------             -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............         $467,749             $42,758,752
                                                                           ========             ===========
_________________________________
* Period from March 2, 1995 (commencement of operations) to December 31, 1995

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
                                                                    VOYAGEUR ARIZONA        VOYAGEUR ARIZONA
                                                                     TAX FREE FUND        INSURED TAX FREE FUND
                                                                     ----------------   --------------------------
                                                                       PERIOD FROM          YEAR          YEAR
                                                                    MARCH 2, 1995* TO       ENDED         ENDED
                                                                      DECEMBER 31,      DECEMBER 31,  DECEMBER 31,
                                                                          1995              1995           1994
                                                                    -----------------   ------------  ------------
Operations:
   Investment income - net.......................................      $  147,142     $ 12,394,266    $ 13,506,683
   Realized gain (loss) on investments - net.....................          63,613       (4,354,009)        253,754
   Net change in unrealized appreciation or depreciation of investments   256,994       34,718,495     (34,753,086)
                                                                       ----------     ------------    ------------
     Net increase (decrease) in net assets resulting from operations       467,749      42,758,752     (20,992,649)
                                                                       ----------     ------------    ------------
Distributions to shareholders from:
   Investment income - net:
     Class A.....................................................        (128,887)     (12,708,693)    (13,140,123)
     Class B.....................................................         (16,909)         (27,389)            N/A
     Class C.....................................................            (632)         (18,214)         (5,961)
   Net realized gain on investments:
     Class A.....................................................         (50,072)              --        (854,428)
     Class B.....................................................         (13,321)              --             N/A
     Class C.....................................................            (220)              --            (839)
   Excess distributions of net realized gains:
     Class A.....................................................              --               --      (1,473,927)
     Class C.....................................................              --               --          (1,448)
                                                                       ----------     ------------    ------------
       Total distributions.......................................        (210,041)     (12,754,296)    (15,476,726)
                                                                       ----------     ------------    ------------
Capital share transactions (note 4):
   Proceeds from sale of shares:
     Class A (note 3)............................................       8,960,629       26,364,916      55,499,026
     Class B.....................................................       1,591,690        2,091,045             N/A
     Class C.....................................................          25,000          209,435       1,059,908
   Net asset value of shares issued in reinvestment of
     net investment income and realized gain distributions:
       Class A...................................................          61,500        5,516,791       6,633,159
       Class B...................................................           4,786           17,097             N/A
       Class C...................................................             508           15,604           4,997
   Payments for redemption of shares:
     Class A.....................................................      (3,011,550)     (55,399,770)    (57,253,847)
     Class B (note 3)............................................          (8,880)        (120,225)            N/A
     Class C (note 3)............................................              --          (58,336)       (724,444)
                                                                       ----------     ------------    ------------
   Increase (decrease) in net assets from capital share transactions    7,623,683      (21,363,443)      5,218,799
                                                                       ----------     ------------    ------------
     Total increase (decrease) in net assets.....................       7,881,391        8,641,013     (31,250,576)
Net assets at beginning of year..................................              --      232,061,531     263,312,107
                                                                       ----------     ------------    ------------
Net assets at end of year (including undistributed net investment
   income of $714, $569 and $360,599, respectively)..............      $7,881,391     $240,702,544    $232,061,531
                                                                       ==========     ============    ============
_________________________________
* Commencement of operations.

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     Voyageur Arizona Tax Free Fund (Arizona Tax Free Fund), a fund within Voyageur Mutual Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. Voyageur Arizona Insured Tax Free Fund (Arizona Insured Tax Free Fund), a fund within Voyageur Insured Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Arizona Tax Free Fund seeks high current income free from both federal and state income taxes by investing in investment grade municipal bonds. Arizona Insured Tax Free Fund seeks high current income free from both federal and state income taxes with the added safety of an insured portfolio by investing insured municipal bonds.
     Arizona Tax Free Fund and Arizona Insured Tax Free Fund (the Funds) offer Class A, Class B and Class C Shares. Class A Shares are sold with a front-end sales charge. Class B Shares (first offered by the Funds in 1995) may be subject to a contingent deferred sales charge and automatically convert to Class A Shares after eight years. Class C Shares (first offered in 1995 in Arizona Tax Free Fund) may be subject to a contingent deferred sales charge for Arizona Insured Tax Free Fund and are not subject to a contingent deferred sales charge or a front-end sales charge for Arizona Tax Free Fund. Class C Shares have no conversion feature. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.
     Pursuant to its amended articles of incorporation, Voyageur Insured Funds, Inc. has 10 trillion shares of authorized capital stock that may be issued in one or more series. Pursuant to its articles of incorporation, Voyageur Mutual Funds, Inc. has 10 trillion shares of authorized capital stock that may be issued.
     The significant accounting policies followed by the Funds are summarized as follows:

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES
     Securities are valued at fair value as determined by the Board of Directors. Determination of fair value involves, among other things, using pricing services or prices quoted by independent brokers. Short-term securities are valued at amortized cost which approximates market value.
     Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily.
     Each of the Funds concentrates its investments in a single state, and therefore may have more credit risk related to the economic conditions of the state of Arizona than a portfolio with broader geographical diversification.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
     Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

ORGANIZATIONAL COSTS
     Organizational costs are being amortized over 60 months on an inverse acceleration (sum of the years' digits) basis for Arizona Insured Tax Free Fund.

FEDERAL TAXES
     Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Funds. Net investment income and net realized gains (losses) for each Fund may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions on certain book-to-tax differences is reflected as excess distributions of net realized gains in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.
     For federal income tax purposes, at December 31, 1995, the Arizona Insured Tax Free Fund had a capital loss carryover of $5,829,384 that will expire in 2003 if not offset by subsequent capital gains. It is unlikely that the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

DISTRIBUTIONS TO SHAREHOLDERS
     Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of each Fund. Net short-term realized capital gains, if any, may be paid throughout the year and net long-term realized capital gains, when available, are distributed annually.

(2)  SECURITIES TRANSACTIONS
     Purchase cost and proceeds from sales of securities other than short-term securities aggregated $8,573,909 and $1,357,881 for Arizona Tax Free Fund and $104,667,846 and $132,625,822 for Arizona Insured Tax Free Fund, respectively, during the period ended December 31, 1995.

(3)  EXPENSES
     Each Fund has an investment advisory and management agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages the Funds' assets and provides other specified services. The fee for investment management and advisory services is paid monthly and is based on the average daily net assets of each Fund at the annual rate of .50%. In addition, each Fund will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. There was no portfolio insurance expense for Arizona Insured Tax Free Fund during the year ended December 31, 1995. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of each Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the period ended December 31, 1995 Voyageur absorbed $13,826 for Arizona Tax Free Fund pursuant to the contractual 1% expense limitation and, excluding waiver of distribution fees, voluntarily absorbed $21,174 for Arizona Tax Free Fund and $60,000 for Arizona Insured Tax Free Fund.
     Each Fund will also pay a fee to Voyageur for acting as the Fund's dividend disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of each Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. Each Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.
     Each class of shares has a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under these plans each Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% of average daily net assets of the Class A Shares and 1.00% of average daily net assets of the Class B and Class C Shares. Fund Distributors may waive all or part of its distribution fee at its sole discretion. During the period ended December 31, 1995, Fund Distributors voluntarily waived Class B distribution fees of $975 for Arizona Tax Free Fund and Class A distribution fees of $582,768, Class B distribution fees of $1,807, and Class C distribution fees of $561 for Arizona Insured Tax Free Fund. During the period ended December 31, 1995 Arizona Tax Free Fund earned $561 and Arizona Insured Tax Free Fund earned $49,590 in credits on uninvested cash balances held by each Fund at the custodian. Of these credits $525 and $47,208, respectively, were used to reduce expenses for various custodial, pricing and accounting services provided by the custodial bank and the remaining $2,382 in credits are included in interest income for Arizona Insured Tax Free Fund.
     During the period ended December 31, 1995 sales charges paid by Class A shareholders were $20,987 for Arizona Tax Free Fund and $804,017 for Arizona Insured Tax Free Fund. Of theses amounts, Fund Distributors received $2,901 for Arizona Tax Free Fund and $102,802 from Arizona Insured Tax Free Fund. Contingent deferred sales charges paid were $206 and $160 for Class B and Class C shareholders, respectively, for Arizona Insured Tax Free Fund.

(4)  SHARE TRANSACTIONS
Transactions in shares of capital stock during each period were as follows:

                                                                 ARIZONA TAX FREE FUND
                                        ------------------------------------------------------------------
                                              CLASS A                   CLASS B                CLASS C
                                        ------------------        ------------------       ---------------
                                            PERIOD FROM               PERIOD FROM             PERIOD FROM
                                         MARCH 2, 1995* TO         JUNE 29, 1995* TO       MAY 13, 1995* TO
                                           DECEMBER 31,              DECEMBER 31,            DECEMBER 31,
                                               1995                      1995                    1995
                                        ------------------        ------------------       ---------------
Shares sold....................              868,565                    152,007                  2,456
Shares issued for reinvested
   distributions...............                5,912                        456                     49
Shares redeemed................             (295,583)                      (856)                    --
                                         -----------                  ---------               --------
Increase in shares outstanding.              578,894                    151,607                  2,505
                                         ===========                  =========               ========

                                                        ARIZONA INSURED TAX FREE FUND
                                 --------------------------------------------------------------------------------
                                            CLASS A                   CLASS B               CLASS C
                                 ----------------------------    ----------------  ------------------------------
                                      YEAR           YEAR           PERIOD FROM        YEAR         PERIOD FROM
                                      ENDED          ENDED        MARCH 10, 1995*      ENDED       MAY 26, 1994*
                                  DECEMBER 31,   DECEMBER 31,     TO DECEMBER 31,  DECEMBER 31,   TO DECEMBER 31,
                                      1995             1994            1995           1995              1994
                                 ------------     -----------    ------------      ---------       ----------
Shares sold....................    2,484,170       5,184,153         192,986          19,460          102,174
Shares issued for reinvested
   distributions...............      524,615         621,420           1,576           1,476              494
Shares redeemed................   (5,164,094)     (5,571,684)        (10,818)         (5,464)         (69,616)
                                 ------------     -----------    ------------      ---------       ----------
Increase (decrease) in
   shares outstanding..........   (2,155,309)        233,889         183,744          15,472           33,052
                                 ============     ==========      ==========       =========       ==========

_________________________________
*  Commencement of operations.

(5)  FINANCIAL HIGHLIGHTS
     Per share data (rounded to the nearest cent) for a share of capital stock outstanding and selected information for each period are as follows:

                                                                          ARIZONA TAX FREE FUND
                                                       ----------------------------------------------------------
                                                            CLASS A             CLASS B                CLASS C
                                                       -----------------    ---------------       ---------------
                                                          PERIOD FROM          PERIOD FROM          PERIOD FROM
                                                       MARCH 2, 1995 (d)    JUNE 29, 1995(d)      MAY 13, 1995(d)
                                                        TO DECEMBER 31,      TO DECEMBER 31,      TO DECEMBER 31,
                                                             1995                1995                  1995
                                                       -----------------    ---------------       ---------------
Net asset value:
   Beginning of period.............................        $10.00                $10.30               $10.20
                                                           ------                ------               ------

Operations:
   Net investment income...........................           .46                   .26                   .30
   Net realized and unrealized
     gain on investments...........................           .84                   .53                  .65
                                                           ------                ------               ------
       Total from operations.......................          1.30                   .79                  .95
                                                           ------                ------               ------
Distributions to shareholders:
   From net investment income (f)..................          (.46)                 (.26)                (.30)
   From net realized gains.........................          (.09)                 (.09)                (.09)
                                                           ------                ------               ------
     Total distributions...........................          (.55)                 (.35)                (.39)
                                                           ------                ------               ------
Net asset value:
   End of period...................................        $10.75                $10.74               $10.76
                                                           ======                ======               ======

Total investment return (b)........................         13.27%                 7.74%                9.43%

Net assets at end of period (000's omitted)........         $6,225                $1,629                  $27

Ratios:
   Ratio of expenses to
     average daily net assets (g)..................        .52%(e)               .99%(e)             1.20%(e)
   Ratio of net investment income
     to average daily net assets...................       5.19%(e)              4.60%(e)             4.65%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)............................       1.25%(e)              2.00%(e)             2.00%(e)
           Net investment income...................       4.46%(e)              3.59%(e)             3.85%(e)
Portfolio turnover rate (excluding
   short-term securities)..........................         38.05%                38.05%               38.05%

See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                     ARIZONA INSURED TAX FREE FUND
                                                      -------------------------------------------------------------
                                                                             CLASS A
                                                      -------------------------------------------------------------
                                                                                                      PERIOD FROM
                                                                                                   APRIL 1, 1991(d)
                                                               YEAR ENDED DECEMBER 31,               TO DECEMBER 31,
                                                       1995          1994        1993      1992         1991
                                                      ------        ------      ------    ------       ------
Net asset value:
   Beginning of period............................    $ 9.86        $11.31      $10.71    $10.39       $10.00
                                                      ------        ------      ------    ------       ------

Operations:
   Net investment income..........................       .54           .55        .58        .61          .50
   Net realized and unrealized
     gain (loss) on investments...................      1.31         (1.37)       .74        .38          .47
                                                      ------        ------      ------    ------       ------
       Total from operations......................      1.85          (.82)      1.32        .99          .97
                                                      ------        ------      ------    ------       ------

Distributions to shareholders:
   From net investment income (a).................      (.56)         (.53)      (.58)      (.61)        (.50)
   From net realized gains........................        --          (.04)      (.14)      (.06)        (.08)
   In excess of net realized gains................        --          (.06)        --         --           --
                                                      ------        ------      ------    ------       ------
     Total distributions..........................      (.56)         (.63)      (.72)      (.67)        (.58)
                                                      ------        ------      ------    ------       ------

Net asset value:
   End of period..................................     $11.15        $9.86     $11.31     $10.71       $10.39
                                                       ======        =====     ======     ======       ======

Total investment return (b).......................     19.10%       (7.41)%     12.64%      9.86%        9.98%

Net assets at end of period (000's omitted).......   $238,114      $231,736   $263,312   $124,120      $38,322

Ratios:
   Ratio of expenses to average daily net assets (g)     .69%          .72%       .59%       .35%          --%
   Ratio of net investment income
     to average daily net assets..................      5.07%         5.20%      5.00%      5.60%     6.58%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)...........................       .95%          .92%      1.03%      1.16%     1.24%(e)
           Net investment income..................      4.81%         5.00%      4.56%      4.79%     5.34%(e)
   Portfolio turnover rate (excluding
     short-term securities).......................     42.96%        25.18%     33.80%     40.29%      177.66%

See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                     ARIZONA INSURED TAX FREE FUND
                                                        --------------------------------------------------------
                                                             CLASS B                      CLASS C
                                                        -----------------       --------------------------------
                                                           PERIOD FROM              YEAR           PERIOD FROM
                                                        MARCH 10, 1995(d)           ENDED        MAY 26, 1994(d)
                                                           DECEMBER 31,         DECEMBER 31,     TO DECEMBER 31,
                                                              1995                  1995               1994
                                                        -----------------       ------------     ---------------
Net asset value:
   Beginning of period.............................         $10.44                 $9.86             $10.48
                                                            ------                 -----             ------

Operations:
   Net investment income...........................            .38                   .45                .27
   Net realized and unrealized
     gain (loss) on investments....................            .69                  1.31               (.56)
                                                            ------                 -----             ------
       Total from operations.......................           1.07                  1.76               (.29)
                                                            ------                 -----             ------
Distributions to shareholders:
   From net investment income (a)..................           (.37)                 (.47)              (.25)
   From net realized gains.........................             --                    --               (.04)
   In excess of net realized gains.................             --                    --               (.04)
                                                            ------                 -----             ------
     Total distributions...........................           (.37)                 (.47)              (.33)
                                                            ------                 -----             ------
Net asset value:
   End of period...................................          $11.14               $11.15              $9.86
                                                             ======               ======              =====

Total investment return (b)........................          10.36%                18.10%            (2.84)%
Net assets at end of period (000's omitted)........          $2,048                  $541               $326

Ratios:
   Ratio of expenses to
     average daily net assets (g)..................        1.33%(e)                 1.54%           1.50%(e)
   Ratio of net investment income
     to average daily net assets...................        4.08%(e)                 4.18%           4.10%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)............................        1.60%(e)                 1.69%           1.71%(e)
           Net investment income...................        3.81%(e)                 4.03%           3.89%(e)
Portfolio turnover rate (excluding
   short-term securities)..........................          42.96%                42.96%             25.18%

See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(a) For the periods ended December 31, 1995, 1994, 1993 and 1992 all of the distributions from net investment income were derived from interest on securities exempt from federal income tax. For the period ended December 31, 1991, $.02 per share of the distributions from net investment income were subject to federal income tax. For the year ended December 31, 1992, $.01 per share of the distributions from net investment income were subject to state income tax.
(b) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(c) For the periods ended December 31, 1994, 1993, 1992 and 1991, the advisor and distributor voluntarily absorbed various fees and expenses for the Funds. The advisor also paid $25,631 beyond total fees and expenses for Arizona Insured Tax Free Fund for the period ended December 31, 1991. The annual contractual expense limit for each Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1% of average daily net assets. The maximum distribution fee is .25% of each Fund's average daily net assets for Class A Shares and 1.00% of each Fund's average daily net assets for Class B and Class C Shares.
(d)  Commencement of operations.
(e)  Annualized.
(f) All of the distributions from net investment income were derived from interest on securities exempt from federal income tax. For the period ended December 31, 1995, $.01 per share of the distributions from net investment income were subject to state income tax for Class A, Class B and Class C.
(g) Beginning in the period ended December 31, 1995, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.

VOYAGEUR ARIZONA TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE  OF EACH  INVESTMENT  CATEGORY  RELATES  TO  TOTAL  NET ASSETS.)
             ARIZONA MUNICIPAL BONDS (95.6%):
             GENERAL OBLIGATION (39.4%):
             -------------------------------------------------------------------------------------------------------
  $   100    Maricopa County Chandler Unified School District #80 (FGIC Insured)....  6.00%    07-01-13  $  106,516
    1,250    Maricopa County Gilbert Unified School District #41....................  6.25     07-01-15   1,294,988
      500    Maricopa County Glendale Unified School District #40...................  6.30     07-01-11     513,785
      325    Maricopa County Madison Unified School District #38 (FGIC Insured).....  5.00     07-01-14     315,832
      200    Maricopa County Unified School District #68 Alhambra G.O. (AMBAC Insured)5.63     07-01-13     204,588
      100    Maricopa County Tempe School District #40 (FGIC Insured)...............  6.00     07-01-11     107,024
      250    Navajo County Blue Ridge Unified School District #32 (Capital Guaranty)  5.40     07-01-11     252,432
      100    Santa Cruz City Nogales Unified School District #1 (FSA Insured).......  5.80     07-01-13     102,661
      200    Yavapai County Humboldt Unified School District #22 (FGIC Insured).....  5.95     07-01-14     211,660
                                                                                                         ----------
                                                                                                          3,109,486
                                                                                                         ----------
             HEALTH CARE (16.2%):
             ------------------------------------------------------------------------------------------------------
      175    Arizona Samaritan Health System (MBIA Insured).........................  5.63     12-01-15     176,911
      300    Maricopa County Catholic W Health Care (MBIA Insured)..................  6.00     07-01-21     309,861
      300    Maricopa County Industrial Development Authority Baptist Hospital
               (MBIA Insured).......................................................  5.50     09-01-13     301,515
      200    Maricopa County Industrial Development Authority Baptist Hospital
               (MBIA Insured).......................................................  5.50     09-01-16     200,274
      200    Scottsdale Memorial Hospital Industrial Development Authority
               (AMBAC Insured)......................................................  5.25     09-01-18     196,476
      100    University Medical Center of Arizona (MBIA Insured)....................  5.00     07-01-21      94,629
                                                                                                         ----------
                                                                                                          1,279,666
                                                                                                         ----------
             HOUSING (25.9%):
             ------------------------------------------------------------------------------------------------------
      730    Peoria Casa Del Rio Multifamily Finance Housing (GNMA Insured).........  7.30     02-20-28     803,971
      125    Phoenix Industrial Development Authority Chris Ridge (FHA Insured).....  6.80     11-01-25     136,109
      725    Pima County Industrial Development Authority Revenue Series A
               (MBIA Insured)......................................................   7.25     07-01-25     783,000
      100    Scottsdale Municipal Corporate Lease...................................  6.25     11-01-14     105,607
      200    Tempe Multifamily Mortgage Revenue IDA (FHA Insured)...................  6.13     06-01-10     208,328
                                                                                                         ----------
                                                                                                          2,037,015
                                                                                                         ----------
             INDUSTRIAL (1.3%):
             ------------------------------------------------------------------------------------------------------
      100    Greenlee County Industrial Development Revenue.........................  5.45     06-01-09     100,278
                                                                                                         ----------
             LEASE/CERTIFICATE OF PARTICIPATION (1.3%):
             ------------------------------------------------------------------------------------------------------
      100    University of Arizona Certificate of Participation (MBIA Insured)......  6.00     07-15-23     104,761
                                                                                                         ----------
             TRANSPORTATION (3.2%):
             ------------------------------------------------------------------------------------------------------
      250    Tuscon Airport Authority Revenue (MBIA Insured)........................  5.70     06-01-13     255,425
                                                                                                         ----------
             UTILITIES (8.3%):
             ------------------------------------------------------------------------------------------------------
      100    Arizona Power Authority Hoover Uprating (MBIA Insured).................  5.25     10-01-17      98,969
      100    Gilbert Waste Water Revenue (FGIC Insured).............................  6.50     07-01-22     109,191
      100    Phoenix Civic Water Improvement (AMBAC Insured)........................  5.50     07-01-21     100,753
      250    Pima County Sewer Revenue (FGIC Insured)...............................  6.75     07-01-15     242,132
      100    Salt River Project Series C............................................  5.50     01-01-28       98,959
                                                                                                         ----------
                                                                                                            650,004
                                                                                                         ----------

             TOTAL MUNICIPAL BONDS (cost: $7,279,641)                                                     7,536,635
                                                                                                         ----------

             SHORT-TERM SECURITIES (3.5%):
             ------------------------------------------------------------------------------------------------------
      181    Dreyfus Tax-Exempt Money Market Fund...................................4.37 (d)                181,000
       97    Nuveen Investment Tax Free Fund........................................4.56 (d)                 97,000
                                                                                                         ----------

             TOTAL SHORT-TERM SECURITIES (cost: $278,000)                                                   278,000
                                                                                                         ----------

             TOTAL INVESTMENTS IN SECURITIES (cost: $7,557,641) (c)                                      $7,814,635
                                                                                                         ==========

See accompanying notes to investments in securities.

VOYAGEUR ARIZONA INSURED TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE  OF EACH  INVESTMENT  CATEGORY  RELATES  TO  TOTAL  NET ASSETS.)
             ARIZONA MUNICIPAL BONDS (97.5%):
             ESCROWED WITH U.S. GOVERNMENT BONDS (1.6%):
             ------------------------------------------------------------------------------------------------------
   $2,000    Phoenix Street & Highway Pre-Refunded..................................  6.50%    07-01-02 $ 2,255,400
    1,380    Pima County Sewer Revenue Pre-Refunded.................................  6.75     07-01-01   1,552,583
                                                                                                       ------------
                                                                                                          3,807,983
                                                                                                       ------------
             GENERAL OBLIGATION (67.2%):
             ------------------------------------------------------------------------------------------------------
    1,000    Chandler Refunding G.O. (FGIC Insured).................................  7.00     07-01-12   1,107,500
    1,100    Cochise County Douglas Unified School District #27 (AMBAC Insured).....  5.40     07-01-08   1,128,138
    1,000    Cochise County Douglas Unified School District #27 (AMBAC Insured).....  5.50     07-01-09   1,028,320
      500    Cochise County Douglas Unified School District #27 (AMBAC Insured).....  5.60     07-01-10     516,175
    1,000    Cochise County Unified School District #68 (FGIC Insured)..............  7.50     07-01-10   1,243,750
    1,185    Gila County Unified School District #10 Payson (AMBAC Insured).........  5.50     07-01-07   1,239,995
    1,000    Gila County Unified School District #10 Payson (AMBAC Insured).........  5.60     07-01-08   1,046,190
    1,000    Gila County Unified School District #10 Payson (AMBAC Insured).........  5.75     07-01-09   1,054,110
    1,095    Glendale G.O. (FGIC Insured)...........................................  5.45     07-01-06   1,152,575
    5,200    Glendale Unified School District #25 G.O. (FGIC Insured)...............  5.50     07-01-11   5,297,604
    6,250    Glendale Unified School District #25 G.O. (FGIC Insured)...............  5.70     07-01-14   6,435,938
    1,000    Maricopa County Alhambra Unified School District #68 (AMBAC Insured)...  5.10     07-01-11     987,350
    2,300    Maricopa County Alhambra Unified School District #68 (AMBAC Insured)...  5.63     07-01-13   2,352,762
    3,000    Maricopa County Cave Creek Unified School District #93 (FGIC Insured)..  5.40     07-01-11   3,027,030
    2,000    Maricopa County Chandler Unified School District #80 G.O. (FGIC Insured) 6.40     07-01-10   2,142,300
    1,200    Maricopa County Chandler Unified School District #80 G.O. (FGIC Insured) 5.80     07-01-08   1,277,760
    1,000    Maricopa County Chandler Unified School District #80 G.O. (FGIC Insured) 5.80     07-01-09   1,059,200
    1,700    Maricopa County Chandler Unified School District #80 G.O. (FGIC Insured) 5.90     07-01-10   1,811,333
      910    Maricopa County Chandler Unified School District #80 G.O. (FGIC Insured) 6.25     07-01-11   1,020,137
    1,000    Maricopa County Chandler Unified School District #80 G.O. (FGIC Insured) 5.80     07-01-12   1,043,730
    2,200    Maricopa County Chandler Unified School District #80 G.O. (FGIC Insured) 5.85     07-01-13   2,302,894
    2,400    Maricopa County Chandler Unified School District #80 G.O. (FGIC Insured) 6.00     07-01-13   2,556,384
    5,000    Maricopa County Deer Valley Unified School District #97 (FGIC Insured).  5.20     07-01-07   5,080,850
    4,000    Maricopa County Gilbert Unified School District #41 G.O. (FGIC Insured)  5.50     07-01-12   4,039,080
    5,500    Maricopa County Hospital District #1 (FGIC Insured)....................  6.13     06-01-15   5,871,030
    2,000    Maricopa County Kyrene Unified School District #28 (FGIC Insured)......  5.90     07-01-10   2,108,580
    1,000    Maricopa County Littleton Unified School District #65A (FGIC Insured)..  5.30     07-01-13   1,048,450
    2,775    Maricopa County Madison Unified School District #38 G.O. (FGIC Insured)  5.40     07-01-11   2,803,888
    2,750    Maricopa County Madison Unified School District #38 G.O. (FGIC Insured)  5.00     07-01-12   2,682,432
    2,250    Maricopa County Madison Unified School District #38 G.O. (FGIC Insured)  5.00     07-01-13   2,190,645
    2,250    Maricopa County Madison Unified School District #38 G.O. (FGIC Insured)  5.00     07-01-14   2,186,527
    2,000    Maricopa County Mesa Unified School District #4 (FGIC Insured).........  5.35     07-01-08   2,043,060
    2,000    Maricopa County Mesa Unified School District #4 (FGIC Insured).........  5.50     07-01-09   2,056,640
    2,000    Maricopa County Mesa Unified School District #4 (FGIC Insured).........  5.50     07-01-10   2,054,220
    1,000    Maricopa County Peoria Unified School District #11 (MBIA Insured)......  7.00     07-01-10   1,105,000
    1,790    Maricopa County Tempe #40 (FGIC Insured)...............................  6.00     07-01-11   1,915,730
    1,000    Maricopa County Tempe Unified School District #3 (FGIC Insured)........  5.40     07-01-12   1,006,340
      675    Maricopa County Tolleson Unified School District #17 (AMBAC Insured)...  5.60     07-01-07     707,251
      775    Maricopa County Tolleson Unified School District #17 (AMBAC Insured)...  5.70     07-01-08     811,874
    1,360    Maricopa County Tolleson Unified School District #17 (AMBAC Insured)...  5.75     07-01-14   1,408,606
    1,240    Maricopa County Unified School District #98 G.O. (AMBAC Insured).......  5.50     07-01-08   1,282,619
    1,000    Maricopa County Unified School District #98 G.O. (AMBAC Insured).......  5.75     07-01-12   1,040,630
    4,400    Maricopa County Unified School District #95 (AMBAC Insured)............  5.70     07-01-14   4,572,090
    1,000    Maricopa Creighton Elementary #14 (FGIC Insured).......................  6.50     07-01-08   1,137,370
    1,000    Maricopa Fountain Hills Unified School District #98 (FGIC Insured).....  6.63     07-01-10   1,081,820
    3,000    Maricopa Paradise Valley #69 (MBIA Insured)............................  6.40     07-01-10   3,236,250
    2,000    Maricopa Peoria Unified School District #11 (AMBAC Insured)............  6.10     07-01-10   2,155,220
    1,280    Navajo County Blue Ridge Unified School District #32 G.O.
               (Capital Guaranty)...................................................  5.38     07-01-10   1,293,798
    1,100    Navajo County Blue Ridge Unified School District #32 G.O.
               (Capital Guaranty)...................................................  5.40     07-01-11   1,110,703
    1,115    Navajo County Blue Ridge Unified School District #32 G.O.
               (Capital Guaranty)...................................................  5.50     07-01-12   1,130,967
    1,000    Peoria (MBIA Insured)..................................................  5.70     07-01-11   1,034,200
    2,000    Phoenix Secondary Market (MBIA Insured) ...............................  6.38     07-01-13   2,161,340
      525    Pima County Catalina Unified School District #16 (AMBAC Insured).......  7.25     07-01-07     638,117
    1,150    Pima County Catalina Unified School District #16 (AMBAC Insured).......  5.60     07-01-09   1,193,045
      725    Pima County Catalina Unified School District #16 (AMBAC Insured).......  5.70     07-01-10     752,753
    1,000    Pima County Community College District (AMBAC Insured).................  6.40     07-01-07   1,079,620
    1,260    Pima County Marana Unified School District #6 95A (AMBAC Insured)......  5.40     07-01-08   1,292,231
    1,000    Pima County Marana Unified School District #6 95A (AMBAC Insured)......  5.50     07-01-10   1,022,400
    6,350    Pima County Marana Unified School District (FGIC Insured)..............  5.75     07-01-12   6,573,393
    1,000    Pima County Sunnyside Independent School District #12 G.O.
               (AMBAC Insured)......................................................  5.60     07-01-09   1,036,200
      500    Pima County Sunnyside Independent School District #12 G.O.
               (AMBAC Insured)......................................................  5.70     07-01-10     520,840
      500    Pima County Sunnyside Independent School District  #12 G.O.
               (AMBAC Insured)......................................................  5.70     07-01-11     518,460
    2,650    Pima County Tucson Unified School District #1 (MBIA Insured)...........  5.00     07-01-09   2,616,743
    2,875    Pima County Tucson Unified School District #1 (MBIA Insured)...........  5.00     07-01-10   2,822,704
    1,500    Pima County Tucson Unified School District #1 (FGIC Insured)...........  7.50     07-01-10   1,865,625
    7,000    Pima County Tucson Unified School District #1 (FGIC Insured) ..........  6.10     07-01-11   7,475,580
    6,500    Pima County Tucson Unified School District #1 (FGIC Insured) ..........  5.40     07-01-13   6,532,565
    1,440    Pinal County Casa Grande Unified School District #82 (AMBAC Insured)...  5.10     07-01-07   1,452,470
    1,350    Pinal County Casa Grande Unified School District #82 (AMBAC Insured)...  5.25     07-01-08   1,367,442
    1,000    Pinal County Casa Grande Unified School District #83 (AMBAC Insured)...  5.38     07-01-09   1,017,070
    1,300    Pinal County Casa Grande Unified School District #82 (AMBAC Insured)...  5.40     07-01-10   1,317,784
    1,205    Santa Cruz County Nogales Unified School District #1 (FSA Insured).....  5.80     07-01-13   1,237,065
    1,250    Santa Cruz County Nogales Unified School District (AMBAC Insured)......  6.10     07-01-14   1,382,425
    2,200    Tempe Union High School District G.O. (FGIC Insured)...................  7.00     07-01-08   2,604,250
    5,030    Tucson (FGIC Insured)..................................................  6.10     07-01-12   5,362,584
    1,000    Tucson G.O. (MBIA Insured).............................................  5.38     07-01-17   1,001,860
    1,000    Tucson G.O. (MBIA Insured).............................................  5.38     07-01-18   1,001,690
    1,000    Yavapai County Community College (FGIC Insured)........................  5.40     07-01-10   1,011,840
      715    Yavapai County Humboldt Unified School District #22 (FGIC Insured).....  5.75     07-01-10     751,022
    3,000    Yuma (AMBAC Insured)...................................................  6.13     07-01-12   3,200,970
                                                                                                       ------------
                                                                                                        161,837,133
                                                                                                       ------------
             UTILITIES (5.9%):
             ------------------------------------------------------------------------------------------------------
    1,870    Arizona Power Authority Hoover Uprating (MBIA Insured).................  5.40     10-01-08    1,912,056
    1,000    Chandler Water and Sewer Revenue (FGIC Insured)........................  7.00     07-01-12   1,107,500
    1,000    Gilbert Water and Waste Water Revenue (FGIC Insured)...................  6.50     07-01-12   1,099,130
    2,650    Gilbert Water and Waste Water Revenue (FGIC Insured)...................  6.50     07-01-22   2,893,562
    1,000    Pima County Sewer Revenue Series 1994A (FGIC Insured)..................  5.00     07-01-15     968,530
    1,000    Pima County Special Water Improvement District (FGIC Insured)..........  6.20     01-01-11   1,071,040
    2,000    Salt River Agricultural Impt & Power Project (AMBAC Insured)...........  6.25     01-01-19   2,133,200
    2,000    Salt River Agricultural Impt & Power Project (AMBAC Insured)...........  6.50     01-01-22   2,140,320
    1,000    Salt River Agricultural Project Revenue (MBIA Insured).................  5.25     11-01-11   1,001,060
                                                                                                       ------------
                                                                                                         14,326,398
                                                                                                       ------------
             TRANSPORTATION (4.7%):
             ------------------------------------------------------------------------------------------------------
      610    Phoenix Airport Revenue (MBIA Insured).................................  6.20     07-01-10     661,929
    3,000    Phoenix Civic Improvement & Airport (MBIA Insured).....................  5.75     07-01-02   3,205,590
    4,750    Tucson Airport Authority Revenue (MBIA Insured)........................  5.70     06-01-13   4,853,075
    2,500    Tucson Street & Highway User Revenue (MBIA Insured)....................  5.50     07-01-12   2,533,175
                                                                                                       ------------
                                                                                                         11,253,769
                                                                                                       ------------
             INDUSTRIAL (3.1%):
             ------------------------------------------------------------------------------------------------------
    2,000    Maricopa County Stadium District (MBIA Insured)........................  5.50     07-01-13   2,011,740
    5,500    Peoria Municipal Development Facility Revenue (MBIA Insured)...........  5.20     07-01-10   5,504,070
                                                                                                       ------------
                                                                                                          7,515,810
                                                                                                       ------------
             HEALTH CARE (7.9%):
             ------------------------------------------------------------------------------------------------------
    2,000    Arizona Health Facility Authority Phoenix Baptist Hospital and Medical Center
                (MBIA Insured) .....................................................  6.25     09-01-11   2,131,100
    3,380    Maricopa County Industrial Development Authority Baptist Hospital
               (MBIA Insured).......................................................  5.50     09-01-13   3,397,069
    1,000    Maricopa County Industrial Development Authority Baptist Hospital
               (MBIA Insured).......................................................  5.50     09-01-16   1,001,370
    1,300    Navapache Hospital District Refunding Series 1993 (FGIC Insured).......  5.40     06-01-12   1,308,788
    1,505    Pima County Carondelet Healthcare (MBIA Insured).......................  5.25     07-01-12   1,495,157
    1,500    Pima County Carondelet Healthcare (MBIA Insured).......................  5.25     07-01-13   1,486,455
    1,000    Pima County Tucson Medical Center (MBIA Insured).......................  6.38     04-01-12   1,074,140
    2,000    Pima County Tucson Medical Center (MBIA Insured).......................  5.00     04-01-15   1,914,060
    1,000    Pima Individual Health Care (MBIA Insured).............................  6.75     07-01-10   1,090,310
    2,500    Scottsdale Memorial Hospital Industrial Development Authority
               (AMBAC Insured)......................................................  5.50     09-01-12   2,549,125
    1,445    University of Arizona Medical Center (MBIA Insured)....................  6.25     07-01-10   1,551,713
                                                                                                       ------------
                                                                                                         18,999,287
                                                                                                       ------------
             HOUSING (2.8%):
             ------------------------------------------------------------------------------------------------------
    1,060    Chandler Industrial Development Authority Multifamily Housing
               (GNMA Backed).......................................................   5.90     07-20-15   1,073,844
    1,000    Pima County Industrial Development Authority Revenue Series A
               (MBIA Insured)......................................................   7.25     07-01-25   1,080,000
    4,300    Scottsdale Municipal Property (FGIC Insured)...........................  6.25     11-01-14   4,541,101
                                                                                                       ------------
                                                                                                          6,694,945
                                                                                                       ------------
             EDUCATION (3.3%):
             ------------------------------------------------------------------------------------------------------
    1,500    Arizona State University System (MBIA Insured).........................  6.13     07-01-15   1,583,370
      750    Glendale Industrial Development Authority G.O. (Connie Lee Insured)....  6.75     07-01-09     843,832
    1,000    Glendale Industrial Development Authority G.O. (Connie Lee Insured)....  7.00     07-01-14   1,133,210
    1,000    Resh-Elliot Park State University (MBIA Insured).......................  6.75     07-01-11   1,093,330
    3,000    University of Arizona (AMBAC Insured)..................................  6.25     06-01-11   3,229,860
                                                                                                       ------------
                                                                                                          7,883,602
                                                                                                       ------------
             OTHER REVENUE (1.0%):
             ------------------------------------------------------------------------------------------------------
      525    Douglas Municipal Facility Excise Tax Revenue (MBIA Insured)...........  5.75     07-01-15     541,349
    1,750    Phoenix Arizona Street & Highway Revenue (FGIC Insured)................  6.10     07-01-11   1,868,895
                                                                                                       ------------
                                                                                                          2,410,244

                                                                                                       ------------
             TOTAL MUNICIPAL BONDS (cost: $223,146,688)                                                 234,729,171
                                                                                                       ------------


             SHORT-TERM SECURITIES (0.2%):
             ------------------------------------------------------------------------------------------------------

      239    Dreyfus Investment Tax-Exempt Money Market Fund........................4.37 (d)                239,000
      340    Nuveen Investment Tax Free Fund........................................4.56 (d)                340,000
                                                                                                       ------------

             TOTAL SHORT-TERM SECURITIES (cost: $579,000)                                                   579,000
                                                                                                       ------------

             TOTAL INVESTMENTS IN SECURITIES (cost: $223,725,688) (c)                                  $235,308,171
                                                                                                       ============

See accompanying notes to investments in securities.

VOYAGEUR ARIZONA TAX FREE FUND
VOYAGEUR ARIZONA INSURED TAX FREE FUND
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) Investments in bonds, by rating category (unaudited) as a percentage of total bonds, are as follows:

                                                    AAA/AAA        AA/AA     A/A      BAA/BBB     TOTAL
                                                    -------        -----     ---      -------     -----
     Arizona Tax Free Fund..................            74%          1%        8%         17%       100%
     Arizona Insured Tax Free Fund..........           100%          --        --         --        100%

(c) Also represents the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation of securities based on this cost were as follows:

                                                        GROSS              GROSS                NET
                                                     UNREALIZED         UNREALIZED          UNREALIZED
                                                    APPRECIATION       DEPRECIATION        APPRECIATION
                                                    ------------       ------------        ------------
     Arizona Tax Free Fund..................       $    258,374          $  (1,380)        $    256,994
     Arizona Insured Tax Free Fund..........         11,613,060            (30,577)          11,582,483

(d) Dividend yields change daily to reflect current market conditions. Rate shown is the quoted yield as of December 31, 1995.

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the periods ended December 31, 1995 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1996, the Fund separately provided each shareholder with tax information for calendar year 1995.

                                                                      VOYAGEUR ARIZONA TAX FREE FUND
                                                         ---------------------------------------------------------
                                                            PER CLASS             PER CLASS           PER CLASS
                                                             A SHARE               B SHARE             C SHARE
                                                             -------               -------             -------
                                                           PERIOD FROM           PERIOD FROM         PERIOD FROM
                                                          MARCH 2, 1995         JUNE 29, 1995       MAY 13, 1995
                                                         TO DECEMBER 31,       TO DECEMBER 31,     TO DECEMBER 31,
                                                              1995                  1995                  1995
                                                         ---------------       ---------------     ---------------
Net investment income distributions
   (none qualifying for corporate dividend
     received deduction).............................          $.4588               $.2576              $.2984
Short-term capital gain distribution.................           .0879                .0879               .0879
                                                               ------               ------              ------
   Total Distribution................................          $.5467               $.3455              $.3863
                                                               ======               ======              ======


                                                                  VOYAGEUR ARIZONA INSURED TAX FREE FUND
                                                         -------------------------------------------------------
                                                            PER CLASS             PER CLASS           PER CLASS
                                                             A SHARE               B SHARE             C SHARE
                                                             -------               -------             -------
                                                              YEAR               PERIOD FROM            YEAR
                                                              ENDED            MARCH 10, 1995           ENDED
                                                          DECEMBER 31,         TO DECEMBER 31,      DECEMBER 31,
                                                              1995                  1995                1995
                                                          ------------         ---------------      ------------
Net investment income distributions
   (none qualifying for corporate dividend
     received deduction).............................        $.5562               $.3657                $.4661
                                                             ======               ======                ======

The short-term capital gain distributions above are taxable as ordinary income to shareholders for federal and state income tax purposes.

For federal income tax purposes, of the above net investment income distributions, 99.60% for Voyageur Arizona Tax Free Fund and 99.90% for Voyageur Arizona Insured Tax Free Fund were derived from interest on securities exempt from federal income tax.